Share capital and reserves - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 19, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 12, 2024
Share capital and reserves
Purchase price per share	$ 20
Number of shares accepted for purchase	1,655,426
Issuance of shares upon the Transaction (shares)		18,150,489	18,150,489	18,111,016
Aggregate cost to repurchase shares	$ 33,109
Fees for stock repurchase	$ 58
Ordinary shares
Share capital and reserves
Number Of Shares The Company May Offer And Sell					1,757,026
Issuance of shares upon the Transaction (shares)		18,150,489	18,150,489
Share price		$ 0	$ 0
Minimum | Ordinary shares
Share capital and reserves
Authorized to purchase of ordinary shares	1,500,000
Maximum | Ordinary shares
Share capital and reserves
Authorized to purchase of ordinary shares	2,000,000